Income Taxes - Schedule of Changes in Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Unrecognized tax benefit
Balance on January 1	$ 0	$ 0
Balance on December 31	$ 0	$ 0